CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (47,187)	$ (28,845)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	398	464
Gain on PPP loan forgiveness		(828)
Loss on conversion of convertible notes		3,416
Loss on equity issuance	8,312
Change in fair value of tranche and warrant liabilities	2,186	379
Discount amortization and amortization of deferred financing costs		1,743
Share-based compensation expense	368	109
Gain (loss) on disposal of fixed assets	310	(4)
Milestone payment to Dynavax	1,000	1,000
Changes in operating assets and liabilities:
Accounts receivable	(200)	(741)
Inventory	(179)	(725)
Prepaid expenses	(2,592)	(1,840)
Operating lease right-of-use assets	112
Operating lease liabilities	(87)
Accounts payable and accrued expenses	5,246	3,175
Net cash used in operating activities	(32,313)	(22,697)
Cash flows from investing activities:
Purchases of property and equipment	(655)	(1,097)
Milestone payment to Dynavax	(1,000)	(1,000)
Cash paid for intellectual property and licenses	(131)	(161)
Net cash used in investing activities	(1,786)	(2,258)
Cash flows from financing activities:
Proceeds from issuance of preferred stock	13,499	51,900
Proceeds from exercise of Series B preferred stock warrants		117
Payments on finance lease liabilities	(131)
Repayments on term loan (including $254 balloon payment)		(1,348)
Net proceeds from issuance of convertible notes		45
Cash proceeds from the exercise of stock options and warrants for common stock	94	54
Net cash provided by financing activities	13,462	50,768
Increase (decrease) in cash, cash equivalents and restricted cash	(20,637)	25,813
Cash, cash equivalents and restricted cash, beginning of period	30,301	4,488
Cash, cash equivalents and restricted cash, end of period	9,664	30,301
Cash paid during the year for:
Interest		18
Income taxes	9	3
Supplemental disclosure of noncash items:
Value of warrants issued with convertible notes		10
Transfer of warrant liability to preferred stock upon exercise of warrants		3,397
Fixed asset purchases included in trade payables and accrued expenses	$ 12
Put option liability transferred to Additional paid-In capital		5,210
Carrying value of convertible notes and accumulated interest transferred to preferred stock		$ 49,118